Intangible Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible Assets
15.	INTANGIBLE ASSETS
See accounting policy in Note 2.3.9.

			12.31.2023
			Internally developed					Acquired from third party
			Commercial	Executive	Defense & Security	Service & Support	Others	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2022			1,274.4	1,544.6	132.4	9.0	4.6	302.0	22.3	10.6	3,299.9
Additions	(i	)	36.9	58.8	26.1	22.0	45.5	2.8	—	—	192.1
Disposals			—	—	—	—	(8.6)	(3.4)	—	(1.6)	(13.6)
Reclassifications			—	—	(13.6)	—	13.6	—	—	—	—
Translation adjustments			—	—	1.0	—	1.7	0.2	1.5	—	4.4

At December 31, 2023			1,311.3	1,603.4	145.9	31.0	56.8	301.6	23.8	9.0	3,482.8

Accumulated amortization
At December 31, 2022			(81.1)	(663.0)	(51.9)	—	(2.4)	(253.1)	—	(1.9)	(1,053.4)
Amortization			(58.2)	(43.9)	(3.4)	—	(1.5)	(24.0)	—	(0.9)	(131.9)
Amortization of contribution from suppliers			19.5	10.3	—	—	—	—	—	—	29.8
Disposals			—	—	—	—	2.3	3.4	—	0.3	6.0
Reclassifications			—	—	2.7	—	(2.7)	—	—	—	—
Interest on capitalized assets			—	(1.3)	—	—	—	—	—	—	(1.3)
Translation adjustments			—	—	(0.2)	—	(0.5)	(0.3)	—	—	(1.0)

At December 31, 2023			(119.8)	(697.9)	(52.8)	—	(4.8)	(274.0)	—	(2.5)	(1,151.8)

Intangible, net
At December 31, 2022			1,193.3	881.6	80.5	9.0	2.2	48.9	22.3	8.7	2,246.5
At December 31, 2023			1,191.5	905.5	93.1	31.0	52.0	27.6	23.8	6.5	2,331.0

(i)
Of the total additions, US$
42.4
 million corresponds to costs incurred in the development of the electric vehicle and vertical landing (“eVTOL”) by EVE since August 2023, when the relevant stages in the development process have been reached.

	12.31.2022
	Internally developed					Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	Others	Development	Software	Goodwill	Others	Total
Intangible cost
At December 31, 2021	1,234.2	1,405.8	55.8	—	4.6	11.8	310.6	21.4	169.6	3,213.8
Additions	40.4	48.6	13.7	9.0	—	—	4.1	—	4.0	119.8
Disposals	—	—	—	—	—	—	(1.6)	—	(5.3)	(6.9)
Reclassifications	(0.2)	90.2	62.0	—	—	(11.8)	(10.1)	—	(157.7)	(27.6)
Translation adjustments	—	—	0.9	—	—	—	(1.0)	0.9	—	0.8

At December 31, 2022	1,274.4	1,544.6	132.4	9.0	4.6	—	302.0	22.3	10.6	3,299.9

Accumulated amortization
At December 31, 2021	(80.1)	(617.4)	(43.9)	—	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)
Amortization	(31.6)	(42.9)	(2.4)	—	(0.6)	—	(25.6)	—	(0.6)	(103.7)
Amortization of contribution from suppliers	10.2	10.9	—	—	—	—	—	—	—	21.1
Disposals	—	—	—	—	—	—	1.6	—	1.1	2.7
Reclassifications	20.4	(12.2)	(5.2)	—	—	3.6	4.1	—	17.0	27.7
Interest on capitalized assets	—	(1.4)	—	—	—	—	—	—	—	(1.4)
Translation adjustments	—	—	(0.4)	—	—	—	1.0	—	—	0.6

At December 31, 2022	(81.1)	(663.0)	(51.9)	—	(2.4)	—	(253.1)	—	(1.9)	(1,053.4)

Intangible, net
At December 31, 2021	1,154.1	788.4	11.9	—	2.8	8.2	76.4	21.4	150.2	2,213.4
At December 31, 2022	1,193.3	881.6	80.5	9.0	2.2	—	48.9	22.3	8.7	2,246.5

	12.31.2021
	Internally developed				Acquired from third party
	Commercial	Executive	Defense & Security	Others	Development	Software	Goodwill	Others	Total
At December 31, 2020	1,126.0	1,339.8	52.0	4.6	10.7	308.1	21.7	136.7	2,999.6
Additions	108.2	16.6	3.8	—	1.6	6.3	—	30.0	166.5
Disposals	—	—	—	—	—	(1.1)	—	—	(1.1)
Impairment	—	49.0	—	—	—	—	—	4.1	53.1
Interest on capitalized assets	—	0.4	—	—	—	—	—	—	0.4
Translation adjustments	—	—	—	—	(0.5)	(1.9)	(0.3)	(1.2)	(3.9)
Assets held for sale	—	—	—	—	—	(0.8)	—	—	(0.8)

At December 31, 2021	1,234.2	1,405.8	55.8	4.6	11.8	310.6	21.4	169.6	3,213.8

Accumulated amortization
At December 31, 2020	(60.5)	(589.0)	(43.5)	(1.5)	(3.6)	(212.4)	—	(13.5)	(924.0)
Amortization	(19.6)	(34.9)	(0.4)	(0.3)	—	(25.1)	—	(6.3)	(86.6)
Amortization of contribution from suppliers	—	10.1	—	—	—	—	—	—	10.1
Disposals	—	—	—	—	—	1.0	—	—	1.0
Impairment	—	(2.3)	—	—	—	—	—	—	(2.3)
Interest on capitalized assets	—	(1.3)	—	—	—	—	—	—	(1.3)
Translation adjustments	—	—	—	—	—	1.6	—	0.4	2.0
Assets held for sale	—	—	—	—	—	0.7	—	—	0.7

At December 31, 2021	(80.1)	(617.4)	(43.9)	(1.8)	(3.6)	(234.2)	—	(19.4)	(1,000.4)

Intangible, net
At December 31, 2020	1,065.5	750.8	8.5	3.1	7.1	95.7	21.7	123.2	2,075.6
At December 31, 2021	1,154.1	788.4	11.9	2.8	8.2	76.4	21.4	150.2	2,213.4